DIVIDENDS AND INTEREST ON EQUITY (IOE) - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Dividends and interest on equity	R$ 4,172,916	R$ 2,396,116	R$ 2,195,031
Equity attributable to owners of parent [member]
Dividends and interest on equity payable
Dividends and interest on equity	4,172,916	2,396,116
Telefonica Latinoamerica Holding S.L. (former Telefonica Internacional S.A.)
Dividends and interest on equity payable
Dividends and interest on equity	952,217	505,750
Telefonica
Dividends and interest on equity payable
Dividends and interest on equity	1,146,619	609,003
SP Telecomunicacoes Participacoes
Dividends and interest on equity payable
Dividends and interest on equity	722,862	383,933
Telefonica Chile
Dividends and interest on equity payable
Dividends and interest on equity	2,015	1,070
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,349,203	R$ 896,360